SHORT-TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2017
Debt Disclosure [Abstract]
Schedule of aggregate principal annual payments of the bonds
As of June 30, 2017, the aggregate principal annual maturities are as follows:

Repayment amount

2017 (six months ending December 31)	$2,569
2018	6,806
2019	30,417
2020	694

Total principal payments	40,486
Less: unamortized original issue discount	(1,090)

Present value of principal payments	39,396
Less: current portion	5,412

Long-term debt	$33,984